Sales Revenue (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 18,717,018	R$ 16,534,339	R$ 10,402,666
Taxes levied	(162,593)	(586,272)	(426,937)
Total Revenue	18,554,425	15,948,067	9,975,729
Domestic revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	14,675,974	13,013,202	8,849,486
Foreign revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	3,878,451	2,934,865	1,126,243
Passenger revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,229,732	15,020,757	9,101,576
Taxes levied	(2,004)	(425,812)	(290,532)
Other revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,487,286	1,513,582	1,301,090
Taxes levied	R$ 160,589	R$ 160,460	R$ 136,405